ALPHACENTRIC LIFESCI HEALTHCARE FUND (LYFAX, LYFCX, LYFIX)
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 96.6%
	BIOTECH & PHARMA - 95.0%
425	AbbVie, Inc.	$ 47,872
13,500	ACADIA Pharmaceuticals, Inc.(a)	329,265
37,000	Aclaris Therapeutics, Inc.(a)	649,720
120,000	Adaptimmune Therapeutics plc - ADR(a)	511,200
26,000	ADC Therapeutics S.A.(a)	633,100
92,500	Aeglea BioTherapeutics, Inc.(a)	643,800
1,400	Allakos, Inc.(a)	119,518
2,000	Apellis Pharmaceuticals, Inc.(a)	126,400
13,500	Arcutis Biotherapeutics, Inc.(a)	368,415
7,500	Arena Pharmaceuticals, Inc.(a)	511,500
20,538	Athira Pharma, Inc.(a)	210,309
66,500	Atreca, Inc.(a)	566,580
25,000	Aurinia Pharmaceuticals, Inc.(a)	324,000
12,000	Axsome Therapeutics, Inc.(a)	809,520
400	Biogen, Inc.(a)	138,508
8,000	BioMarin Pharmaceutical, Inc.(a)	667,520
33,000	Bluebird Bio, Inc.(a)	1,055,340
710	Bristol-Myers Squibb Company	47,442
182,500	Catalyst Biosciences, Inc.(a)	790,225
25,000	Celldex Therapeutics, Inc.(a)	836,000
122,500	Cogent Biosciences, Inc.(a)	993,475
51,500	Coherus Biosciences, Inc.(a)	712,245
9,000	Collegium Pharmaceutical, Inc.(a)	212,760
1,000	Cyteir Therapeutics, Inc.(a)	21,400
45,000	Decibel Therapeutics, Inc.(a)	387,000
20,500	Exelixis, Inc.(a)	373,510
71,500	Fusion Pharmaceuticals, Inc.(a)	577,720
21,500	Galapagos N.V. - ADR(a)	1,481,135
11,800	Gilead Sciences, Inc.	812,548
1,000	Horizon Therapeutics plc(a)	93,640
37,500	Immatics N.V.(a)	435,375
4,000	Incyte Corporation(a)	336,520
24,000	Insmed, Inc.(a)	683,040
5,000	Intra-Cellular Therapies, Inc.(a)	204,100

ALPHACENTRIC LIFESCI HEALTHCARE FUND (LYFAX, LYFCX, LYFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 96.6% (Continued)
	BIOTECH & PHARMA - 95.0% (Continued)
33,500	Iovance Biotherapeutics, Inc.(a)	$ 871,670
45,500	Kadmon Holdings, Inc.(a)	176,085
81,500	Karyopharm Therapeutics, Inc.(a)	841,080
32,500	Kiniksa Pharmaceuticals Ltd.(a)	452,725
40,000	MEI Pharma, Inc.(a)	114,000
12,000	Merck & Company, Inc.	933,240
45,500	Mersana Therapeutics, Inc.(a)	617,890
5,500	Morphic Holding, Inc.(a)	315,645
45,500	MorphoSys A.G. - ADR(a)	875,875
36,500	Oyster Point Pharma, Inc.(a)	627,435
2,000	Pfizer, Inc.	78,320
10,000	PTC Therapeutics, Inc.(a)	422,700
40,000	Puma Biotechnology, Inc.(a)	367,200
2,050	Regeneron Pharmaceuticals, Inc.(a)	1,145,007
6,500	Revance Therapeutics, Inc.(a)	192,660
14,000	Sarepta Therapeutics, Inc.(a)	1,088,360
27,000	Sutro Biopharma, Inc.(a)	501,930
2,200	Takeda Pharmaceutical Company Ltd. - ADR	37,026
41,000	TCR2 Therapeutics, Inc.(a)	672,810
61,500	Travere Therapeutics, Inc.(a)	897,285
30,000	Trillium Therapeutics, Inc.(a)	291,000
550	United Therapeutics Corporation(a)	98,676
7,250	Vertex Pharmaceuticals, Inc.(a)	1,461,817
92,402	Viracta Therapeutics, Inc.(a)	1,047,839
50,000	Zogenix, Inc.(a)	864,000
		31,702,977
	HEALTH CARE FACILITIES & SERVICES - 1.5%
18,000	AdaptHealth Corporation(a)	493,380

	MEDICAL EQUIPMENT & DEVICES - 0.1%
64	Bio-Rad Laboratories, Inc., Class A(a)	41,235

	TOTAL COMMON STOCKS (Cost $31,731,026)	32,237,592

	SHORT-TERM INVESTMENTS — 0.0%(b)
	MONEY MARKET FUNDS - 0.0% (b)
1	Fidelity Government Portfolio, Institutional Class, 0.01% (Cost $1)(c)	1

	TOTAL INVESTMENTS - 96.6% (Cost $31,731,027)	$ 32,237,593
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.4%	1,128,387
		$ 33,365,980

ADR	- American Depositary Receipt
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
S/A	- Société Anonyme

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2021.